Other assets	12 Months Ended
Dec. 31, 2011
Other assets [Abstract]
Other assets

8. Other assets

Other current assets consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	66,203	65,821
Prepaid expenses	56,300	46,325
Derivative instruments	33,817	24,401
VAT	47,543	35,065
Other receivables	27,504	41,298
Other	6,728	1,252

Other current assets	238,095	214,162

Zeiss is the Company’s sole supplier of lenses and, from time to time, receives non-interest bearing advance payments from the Company that assist in financing Zeiss’ work-in-process and thereby secure lens deliveries to the Company. Amounts owed under these advance payments are repaid through lens deliveries over the next 12 months.

Prepaid expenses include a tax prepayment on intercompany profit, not realized by the Group of EUR 27.5 million as of December 31, 2011 (2010: EUR 26.0 million).

Derivative financial instruments consist of currency contracts and the current part of the fair value of interest rate swaps which includes accrued interest.

Other non-current assets consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	187,950	140,016
Derivative instruments	92,534	71,779
Compensation plan assets[1]	10,577	9,626
Prepaid expenses	5,749	7,617
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,996	1,229

Other non-current assets	307,251	235,712

1	For further details on compensation plan assets see Note 17.
2	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

The non-current part of advance payments to Zeiss mainly relates to payments made to support the Zeiss investments for ASML’s EUV program, which are expected to be repaid through EUV lens deliveries.

Derivative instruments consist of the non-current portion of the fair value of interest rate swaps which includes accrued interest.